Prospectus Supplement	February 15, 2019
Putnam VT Research Fund
Prospectus dated April 30, 2018

Effective February 28, 2019, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Portfolio managers
Kathryn Lakin, Director of Equity Research, portfolio manager of the fund since 2014
Jacquelyne Cavanaugh, Portfolio Manager, Analyst, portfolio manager of the fund since 2014
Andrew O’Brien, Portfolio Manager, Analyst, portfolio manager of the fund since 2018
William Rives, Portfolio Manager, Analyst, portfolio manager of the fund since 2019
Walter Scully, Portfolio Manager, Analyst, portfolio manager of the fund since 2010

Sub-advisors
Putnam Investments Limited*
The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective February 28, 2019, the following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund?:

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
Kathryn Lakin	2014	Putnam Management	Director of Equity Research
		2012 - Present	Previously, Co-Director of Equity Research,
			Assistant Director of Global Equity Research
Jacquelyne Cavanaugh	2014	Putnam Management	Portfolio Manager, Analyst
		2012 - Present
Andrew O’Brien	2018	Putnam Management	Portfolio Manager, Analyst
		2011 - Present	Previously, Analyst
William Rives	2019	Putnam Management	Portfolio Manager, Analyst
		2013 - Present	Previously, Analyst
Walter Scully	2010	Putnam Management	Portfolio Manager, Analyst
		1996 - Present	Previously, Assistant Portfolio Manager, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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